Financial risk management - Liquidity risk (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Liquidity risk
Financial liabilities	$ 28,426	$ 39,446
Trade payables and accrued liabilities
Liquidity risk
Financial liabilities	7,207	10,890
Payable on completion of clinical trial
Liquidity risk
Financial liabilities		500
Derivative liabilities
Liquidity risk
Financial liabilities	5,789	12,626
Term Loan and other non-current (Note 13)
Liquidity risk
Financial liabilities	15,430	15,430
Less than 1 year
Liquidity risk
Financial liabilities	11,862	11,390
Less than 1 year | Trade payables and accrued liabilities
Liquidity risk
Financial liabilities	7,207	10,890
Less than 1 year | Payable on completion of clinical trial
Liquidity risk
Financial liabilities		500
Less than 1 year | Term Loan and other non-current (Note 13)
Liquidity risk
Financial liabilities	4,655
Between 1 and 2 years
Liquidity risk
Financial liabilities	5,642	4,700
Between 1 and 2 years | Term Loan and other non-current (Note 13)
Liquidity risk
Financial liabilities	5,642	4,700
Between 2 and 5 years
Liquidity risk
Financial liabilities	10,922	23,356
Between 2 and 5 years | Derivative liabilities
Liquidity risk
Financial liabilities	5,789	12,626
Between 2 and 5 years | Term Loan and other non-current (Note 13)
Liquidity risk
Financial liabilities	$ 5,133	$ 10,730